Transactions with Related Parties - Azara Services S.A. (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended		12 Months Ended	30 Months Ended
	Aug. 19, 2014	Aug. 20, 2013	Dec. 30, 2014	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 20, 2015	Dec. 31, 2014	Aug. 20, 2014
Common stock par value				$ 0.01					$ 0.01
Consultancy Agreement CEO Services January 2013 | Azara Services S.A.
Annual Remuneration				$ 2,500
Cash Bonus		$ 2,500
Vesting period		2 years
Ocean Rig's grant date fair value		$ 17.56
Ocean Rig's vested number of shares on grant date		50,000
Ocean's Rig vested in period								50,000		50,000
Ocean Rig's shares granted		150,000
Consultancy Agreement CEO Services January 2013 | Azara Services 19 August 2014
Cash Bonus	$ 2,500
Vesting period	3 years
Ocean Rig's grant date fair value	$ 18.37
Ocean's Rig vested in period						50,000	50,000		50,000
Ocean Rig's shares granted	150,000
Consultancy Agreement CEO Services January 2013 | Azara Services 30 December 2014
Cash Bonus			$ 4,000
Vesting period			3 years
Ocean Rig's grant date fair value			$ 9.46
Ocean's Rig vested in period					100,000	100,000	100,000
Ocean Rig's shares granted			300,000